Business Combination - Fair Value of Acquired Assets and Liabilities (Details) - Acquisition of Molekule	Jan. 12, 2023 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 2,988,100
Accounts receivable	379,001
Inventories	26,816,725
Prepaid and other current assets	1,138,784
Property, Plant and Equipment	9,481,992
Goodwill	20,053,565
Intangible assets, net	45,890,000
Right of Use Asset	9,744,961
Other long-term assets	220,779
Accounts payable	(12,094,186)
Accrued expenses	(2,744,556)
Accrued sales tax	(513,560)
Notes payable	(36,341,332)
Right of Use Liability	(10,297,100)
Other current and non-current liabilities	(2,257,100)
Total consideration	$ 52,466,073